March 31, 2006 VIA EDGAR	Michael J. Gamsky Michael.Gamsky@hellerehrman.com Direct +1.206.389.4245 Direct Fax +1.206.515.8988 Main +1.206.447.0900 Fax +1.206.447.0849 26425.0065

Securities and Exchange Commission 450 Fifth Street, N.W. Washington, D.C. 20549
Re:	Long Beach Securities Corp. Amendment No. 2 to Form S-3 Registration Statement

Ladies and Gentlemen:

On behalf of Long Beach Securities Corp. (the “Registrant”), transmitted herewith is the Registrant’s Amendment No. 2 to Registration Statement on Form S-3. This Amendment No. 2 is being filed for the purpose of filing revised Exhibit 5.1.

The Registrant would like the Registration Statement to be declared effective as of April 7, 2006. Please contact Michael Gamsky at (206) 389-4245 or Trevor Livingston at (206) 389-6126 with any questions. Thank you for your attention to this matter.

Very truly yours,

/s/ Michael J. Gamsky

Michael J. Gamsky

Enclosures

Heller Ehrman LLP	701 Fifth Avenue, Suite 6100	Seattle, WA 98104-7098	www.hellerehrman.com

Anchorage Beijing Hong Kong Los Angeles Madison, WI New York San Diego San Francisco Seattle

Silicon Valley	Singapore	Washington, D.C.